Operating Lease - Operating Lease Income (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Operating lease income	$ 22,001
Variable lease income	2,698
Total operating lease income	$ 24,699